Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 669	$ 1,123
Cost of revenues	1,245	971
Gross profit (loss)	(576)	152
Operating expenses:
Research and development, net	26,072	25,636
Sales and marketing	4,243	3,666
General and administrative	5,927	5,637
Total operating expenses	36,242	34,939
Operating loss	(36,818)	(34,788)
Financing expenses (income), net	303	(573)
Net loss	$ (37,121)	$ (34,215)
Basic net loss per ordinary share (in Dollars per share)	$ (0.46)	$ (0.49)
Weighted-average number of shares used in computing basic net loss per ordinary share (in Shares)	79,914,649	69,975,104
Diluted loss per ordinary share (in Dollars per share)	$ (0.58)	$ (0.56)
Weighted-average number of shares used in computing diluted net loss per ordinary share (in Shares)	64,503,654	61,452,569